SCHEDULE OF CURRENCY EXPOSURES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 NZD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 NZD ($)
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,593,735	$ 59,081	Rp 444,160	£ 556,411	R 868,974	$ 23,614	$ 2,547,749	$ 1,758		£ 542,312	R 157,682	$ 18,670
Total financial liabilities	10,837,386	238,615	911,636	599,719	2,047,930	192,331	8,041,488			479,021	693,633	139,374
Net financial assets / (liabilities)	(9,243,651)	(179,534)	(467,476)	(43,308)	(1,178,955)	(168,717)	(5,493,739)			63,291	(535,951)	(120,704)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	456,069	254	319,973	372,839	26,148		1,073,085			431,400	148,753
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,137,666	58,826	124,187	183,572	895,122	23,614	1,474,664	1,758		110,912	8,929	18,670
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities	3,533,597	2,357	246,397	256,912	204,556	10,092	3,027,751			131,357	116,053	10,334
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Total financial liabilities	$ 7,303,789	$ 236,258	Rp 665,238	£ 342,807	R 1,843,373	$ 182,239	$ 5,013,737			£ 347,664	R 577,580	$ 129,040